Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions			6 Months Ended
		Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure of significant accounting policies [line items]
Net fee and commission income	[1]		€ 1,377	€ 1,395
Fee and commission expenses			660
Fee and commission income			2,037
Funds transfer fee and commission income			647	577
Securities business fee and commission income			304	291
Brokerage and advisory fee and commission income			270	€ 276
Other fee and commission income			€ 816
IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Loan loss provisions		€ 795
Probability of default for stage three		100.00%

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.